Related party transactions and balances - Schedule of Short-term loans to related parties (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related party transactions and balances
Amounts payable, related party transactions	$ 0	$ 478,764
Amounts payable, related party transactions, classified as liabilities directly associated with assets classified as held for sale	458,241
Shotl Transportation
Related party transactions and balances
Amounts payable, related party transactions		394,725
Amounts payable, related party transactions, classified as liabilities directly associated with assets classified as held for sale	377,785
Shotl Transportation | Routebox Technologies SL
Related party transactions and balances
Amounts payable, related party transactions		84,039
Amounts payable, related party transactions, classified as liabilities directly associated with assets classified as held for sale	80,456
Shotl Transportation | Camina Lab SL
Related party transactions and balances
Amounts payable, related party transactions		323,338
Amounts payable, related party transactions, classified as liabilities directly associated with assets classified as held for sale	309,474
Shotl Transportation | Marfina SL
Related party transactions and balances
Amounts payable, related party transactions		$ 71,387
Amounts payable, related party transactions, classified as liabilities directly associated with assets classified as held for sale	$ 68,311